Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of Provision for income taxes
	2024	2023

Currently paid or payable	$2,086,702	$3,268,196
Deferred expense (benefit)	351,928	(373,105)
Total income tax expense	$2,438,630	$2,895,091

Schedule of federal income tax
	2024		2023
	Dollars	Percentage	Dollars	Percentage

Computed expense at statutory rates	$3,192,647	21.00%	$3,428,659	21.00%
Tax exempt interest	(578,350)	-3.80%	(364,295)	-2.23%
BOLI	(17,987)	-0.12%	(16,657)	-0.10%
Disallowed interest	80,946	0.53%	37,416	0.23%
Tax credits
Low-incoming housing	(611,090)	-4.02%	(611,090)	-3.74%
Rehab	(87,360)	-0.57%	(87,360)	-0.54%
New markets	(300,000)	-1.97%	0	0.00%
Low-income housing investment amortization expense	650,940	4.28%	498,896	3.06%
Other	108,884	0.72%	9,522	0.06%
Total income tax expense	$2,438,630	16.04%	$2,895,091	17.73%

Schedule of deferred income tax (benefit) expense
	2024	2023

Depreciation	$75,625	$(16,267)
Bad debts	6,827	(238,035)
Limited partnership amortization	75,454	177,184
Investment in CFS Partners	45,299	(127,863)
Deferred SBA PPP fees	1,492	2,761
Prepaid expenses	(1,606)	17,652
Deferred origination costs	167,448	0
Other	(3,591)	(172,665)
Change in deferred tax expense (benefit)	$351,928	$(373,105)

Securities valuation (OCI)	41,142	1,258,996
Total change in deferred taxes	$393,070	$885,891

Schedule of significant components of the net deferred tax asset
	2024	2023

Components of the deferred tax asset:
Bad debts	$2,060,145	$2,066,972
Deferred compensation	4,620	6,930
Investment in CFS Partners	52,978	98,277
Contingent liability - MPF program	17,838	17,838
Finance lease	103,827	75,566
Deferred SBA PPP fees	1,713	3,205
Unrealized loss on debt securities AFS	4,193,839	4,234,981
Other	147,835	169,296
Total deferred tax asset	$6,582,795	$6,673,065

Components of the deferred tax liability:
Depreciation	$542,842	$467,217
Limited partnerships	409,032	333,578
Mortgage servicing rights	147,942	165,272
Operating lease	5,134	1,925
Prepaid expenses	124,939	126,545
Deferred Origination Costs	167,448	0
Total deferred tax liability	1,397,337	1,094,537
Net deferred tax asset	$5,185,458	$5,578,528